Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	₩ 126,995	₩ 150,877
Increase	13,613	15,671
Utilization	(15,188)	(26,283)
Reversal	(7,265)	(8,076)
Other	(48)	172
Business combination	991	385
Spin-off		(5,751)
Ending balance	119,098	126,995
Current	39,683	61,656
Non-current	79,415	65,339
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	114,731	113,653
Increase	6,823	12,648
Utilization	(5,679)	(6,283)
Reversal	(1,767)	(440)
Other	(10)	172
Business combination	991
Spin-off		(5,019)
Ending balance	115,089	114,731
Current	36,998	59,204
Non-current	78,091	55,527
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	1,885	7,424
Increase	2,719	1,368
Utilization		(1,091)
Reversal	(2,418)	(5,816)
Ending balance	2,186	1,885
Current	2,186	1,885
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	10,379	29,800
Increase	4,071	1,655
Utilization	(9,509)	(18,909)
Reversal	(3,080)	(1,820)
Other	(38)
Business combination	0	385
Spin-off		(732)
Ending balance	1,823	10,379
Current	499	567
Non-current	₩ 1,324	₩ 9,812